Property, plant, equipment and development costs	12 Months Ended
Dec. 31, 2024
Property, plant, equipment and development costs
Property, plant, equipment and development costs

11.   Property, plant, equipment and development costs

(a)	Below is presented the movement:

	Balance as of						Balance as of						Balance as of
	January 1,				Changes in	Reclassifications	December 31,				Changes in	Reclassifications	December 31,
	2023	Additions	Disposals	Sales	estimations	and transfers	2023	Additions	Disposals	Sales	estimations	and transfers	2024
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)

Cost:
Lands	18,765	—	—	—	—	—	18,765	—	—	—	—	—	18,765
Mining concessions	111,590	—	—	—	—	(34,023)	77,567	—	—	(3)	—	(7)	77,557
Development costs	904,683	89,127	(8)	—	—	—	993,802	101,876	—	—	—	1,782	1,097,460
Buildings, constructions and other	1,353,782	—	—	(5,193)	—	27,011	1,375,600	—	—	(313)	—	79,815	1,455,102
Machinery and equipment	874,015	1	(233)	—	—	15,428	889,211	—	(1,466)	(10,567)	—	24,904	902,082
Transportation units	5,657	—	(89)	(761)	—	723	5,530	—	(68)	(483)	—	113	5,092
Furniture and fixtures	11,071	2	(6)	—	—	464	11,531	—	—	(1)	—	1,166	12,696
Units in transit	15,686	36,452	—	—	—	—	52,138	33,521	—	—	—	247	85,906
Work in progress	91,468	139,610	(1,326)	—	—	(43,629)	186,123	242,841	(7,496)	—	—	(100,177)	321,291
Stripping activity asset	190,156	8,953	—	—	—	—	199,109	—	—	—	—	1	199,110
Right-of-use asset (e)	30,944	1,929	—	—	1,055	—	33,928	—	—	—	7,842	(7,842)	33,928
Mine closure costs	310,513	—	—	—	11,879	—	322,392	—	—	—	73,090	(2)	395,480
	3,918,330	276,074	(1,662)	(5,954)	12,934	(34,026)	4,165,696	378,238	(9,030)	(11,367)	80,932	—	4,604,469
Accumulated depreciation and amortization:
Development costs	388,488	23,802	—	—	—	—	412,290	33,236	—	—	—	7,461	452,987
Buildings, construction and other	823,918	55,919	—	—	—	—	879,837	67,469	—	(313)	—	(7,124)	939,869
Machinery and equipment	744,649	37,510	(223)	(4,792)	—	—	777,144	31,398	(938)	(10,541)	—	6,602	803,665
Transportation units	5,172	300	(85)	(744)	—	—	4,643	249	(41)	(483)	—	(141)	4,227
Furniture and fixtures	10,221	457	(6)	—	—	—	10,672	501	—	(1)	—	(303)	10,869
Stripping activity asset	153,928	51,124	—	—	—	—	205,052	—	—	—	—	(5,942)	199,110
Right-of-use asset (e)	18,184	3,988	—	—	—	—	22,172	5,737	—	—	—	(553)	27,356
Mine closure costs	232,030	15,016	—	—	—	—	247,046	18,826	—	—	—	—	265,872
	2,376,590	188,116	(314)	(5,536)	—	—	2,558,856	157,416	(979)	(11,338)	—	—	2,703,955
Provision for impairment of long-lived assets:
Mine closure costs	2,206	—	—	—	—	—	2,206	—	—	—	—	—	2,206
Development costs	3,488	—	—	—	—	—	3,488	—	—	—	—	(3)	3,485
Property, plant and other	851	—	—	—	—	—	851	—	—	—	—	3	854
Machinery and equipment	—	—	—	—	—	—	—	4,184	—	—	—	—	4,184
	6,545	—	—	—	—	—	6,545	4,184	—	—	—	—	10,729

Net cost	1,535,195						1,600,295						1,889,785

(b)	Impairment of long-lived assets

As of December 31, 2024, the Group identified impairment indicators in its mining units Tambomayo, Orcopampa, and La Zanja. The Company assessed and concluded that there is no impairment as a result of the recoverable amount analysis based on the value in use.

As of December 31, 2023, the Group identified impairment indicators in its mining units Uchucchacua, Julcani, Tambomayo, El Brocal, La Zanja, and Río Seco. The Group assessed and concluded that there were no impairment as a result of the recoverable amount analysis based on the value in use.

As of December 31, 2022, the Group identified impairment indicators in its mining units Orcopampa, Uchucchacua, La Zanja, and Río Seco. The Group assessed and concluded that there were no impairment as a result of the recoverable amount analysis based on the value in use in the units of Orcopampa, Uchucchacua, and La Zanja. On the other hand, the Group recognized a recovery for impairment of long-lived assets totaling US$19.9 million in the Río Seco CGU.

Key assumptions

The determination of value in use is most sensitive to the following key assumptions:

-	Production volumes
-	Commodity prices
-	Discount rate
-	Residual value

Production volumes: Estimated production volumes are based on detailed life-of-mine plans and consider development plans for the mines agreed by management as part of planning process. Production volumes are dependent on several variables, such as: the recoverable quantities; the production profile; the cost of the development of the infrastructure necessary to extract the reserves; the production costs; the contractual duration of mining rights; and the selling price of the commodities extracted.

As each producing mining unit has specific reserve characteristics and economic circumstances, the cash flows of the mines are computed using appropriate individual economic models and key assumptions established by management. The production profiles used were consistent with the reserves and resource volumes approved as part of the Group’s process for the estimation of proven and probable reserves and resource estimates.

Commodity prices: Forecast commodity prices are based on management’s estimates and are derived from forward price curves and long-term views of global supply and demand, building on experience of the industry and consistent with external sources. These prices were adjusted to arrive at appropriate consistent price assumptions for the different qualities and type of commodities, or, where appropriate, contracted prices were applied. These prices are reviewed at least annually.

Estimated prices for the current and long-term periods that have been used to estimate future cash flows are as follows:

As of December 31, 2024 -

	2025	2026-2028
	US$	US$

Gold	2,000 /Oz	2,304 /Oz
Silver	26.00 /Oz	30.00 /Oz
Copper	8,900 /MT	10,175 /MT
Zinc	2,500 /MT	2,721 /MT
Lead	1,900 /MT	2,185 /MT

As of December 31, 2023 -

	2024	2024-2027
	US$	US$

Gold	1,900 /Oz	2,036 /Oz
Silver	23.00 /Oz	27.00 /Oz
Copper	8,500 /MT	10,822 /MT
Zinc	2,600 /MT	3,071 /MT
Lead	2,050 /MT	2,449 /MT

As of December 31, 2022 -

	2024	2024-2026
	US$	US$

Gold	1,750 /Oz	1,735 /Oz
Silver	21.00 /Oz	23.17 /Oz
Copper	7,900 /MT	9,625 /MT
Zinc	3,000 /MT	2,648 /MT
Lead	1,900 /MT	2,181 /MT

(*)OZ= Ounces, MT = Metric Ton.

Discount rate:

In calculating the value in use, as of December 31, 2024, 2023 and 2022 the following discount rates were applied to the cash flows:

	2024	2023	2022
	%	%	%

Uchucchacua	N/A	12.04	12.52
Tambomayo	12.73	12.04	N/A
Julcani	N/A	12.04	N/A
Orcopampa	12.73	N/A	12.52
El Brocal	15.66	14.78	16.58
Rio Seco	N/A	15.06	16.34
La Zanja	15.18	14.18	14.08

These discount rates are derived from the Group’s pre-tax weighted average cost of capital (WACC), with appropriate adjustments made to reflect the risks specific to the CGU. The WACC considers both debt and equity. The cost of equity is derived from the expected return on investment by the Group’s investors. The cost of debt is based on its interest-bearing borrowings the Group is obliged to service. The Beta factors are evaluated annually based on publicly available market data.

Residual value: As part of its financial projections to determine the recoverable amount, the Group has estimated and included the value of long-lived assets that could be sold independently at the end of the life of the mine. The estimation of the residual value is carried out by an independent appraiser each year, according to paragraph 53(a) of IAS 36.

(c)

The book value of assets held under finance leases, and assets within the trust equity amounted to US$240.3 million as of December 31, 2024 (US$231.6 million as of December 31, 2023) and is presented within various items of “Property, plant, equipment and development cost” caption. During the years 2024 and 2023, there were no acquisitions of assets under finance lease contracts. The leased assets have been pledged as collateral for the corresponding operations.

(d)	During 2024, 2023 and 2022, no borrowing costs were capitalized.
(e)	Right-of-use assets

The net assets for right-of-use assets maintained by the Group correspond to the following:

	2024	2023
	US$(000)	US$(000)

Buildings	5,150	9,236
Transportation units	1,340	1,117
Machinery and equipment	82	1,403

	6,572	11,756

During 2024, there were no additions nor disposals (additions of US$1.9 million and no disposals were made during 2023).

(f)	Below is the distribution of depreciation expenses of the year:

	2024	2023	2022
	US$(000)	US$(000)	US$(000)

Cost of sales of goods	149,954	164,543	147,032
Unabsorbed cost due to production stoppage	8	10,420	14,877
Cost of sales of services	2,783	9,037	8,153
Administrative expenses	1,758	2,065	1,886
Property, plant, equipment and development costs	2,400	1,799	1,039
Exploration in non-operating areas	163	98	101
Selling expenses	198	103	93
Other, net	152	51	49
Discontinued operations, note 1(e)	—	—	9

	157,416	188,116	173,239

Sociedad Minera Cerro Verde S.A.A.
Property, plant, equipment and development costs
Property, plant, equipment and development costs

7.    Property, plant and equipment, net

Property, plant and equipment consist of owned and leased assets (right-of-use assets), and cost and accumulated depreciation accounts as of December 31, 2024 and 2023, are shown below:

			Adjustments					Adjustments
	January 1,		and changes in	Disposals		December 31,		and changes in	Disposals		December 31,
	2023	Additions	estimates	and/or sales	Transfers	2023	Additions	estimates	and/or sales	Transfers	2024
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)

Cost
Land	33,202	—	—	—	360	33,562	—	—	—	—	33,562
Buildings and other constructions	2,608,449	—	—	(35,964)	100,777	2,673,262	—	716	(3,901)	11,132	2,681,209
Machinery and equipment	5,197,630	—	—	(49,382)	194,037	5,342,285	—	(716)	(77,827)	226,320	5,490,062
Transportation units	36,377	—	—	(133)	4,388	40,632	—	—	(306)	5,449	45,775
Furniture and fixtures	572	—	—	—	—	572	—	—	—	—	572
Other equipment	36,222	—	—	—	182	36,404	—	—	(436)	273	36,241
Construction in progress and in-transit units (a)	184,265	302,302	(2,164)	—	(299,335)	185,068	358,684	—	—	(243,174)	300,578
Stripping activity asset (see note 2(i))	1,464,027	344,054	—	—	—	1,808,081	312,608	—	—	—	2,120,689
Asset retirement costs (see note 11(c))	168,484	—	40,425	—	—	208,909	—	(36,885)	—	—	172,024
Right-of-use assets (b)	97,356	3,946	—	(1,114)	(409)	99,779	1,478	—	(1,410)	—	99,847
	9,826,584	650,302	38,261	(86,593)	—	10,428,554	672,770	(36,885)	(83,880)	—	10,980,559

Accumulated depreciation
Buildings and other constructions (c)	595,921	74,690	19,912	(32,418)	—	658,105	75,268	418	(3,889)	—	729,902
Machinery and equipment	2,787,467	290,691	—	(46,980)	123	3,031,301	293,826	(418)	(77,224)	—	3,247,485
Transportation units	20,787	2,514	—	(120)	—	23,181	3,159	—	(261)	—	26,079
Furniture and fixtures	572	—	—	—	—	572	—	—	—	—	572
Other equipment	27,168	3,118	—	—	—	30,286	3,088	—	(436)	—	32,938
Stripping activity asset	925,757	133,810	—	—	—	1,059,567	191,070	—	—	—	1,250,637
Asset retirement costs	41,684	5,464	—	—	—	47,148	5,441	—	—	—	52,589
Right-of-use assets (b)	39,851	11,117	—	(1,114)	(123)	49,731	11,152	—	(1,342)	—	59,541
	4,439,207	521,404	19,912	(80,632)	—	4,899,891	583,004	—	(83,152)	—	5,399,743

Net cost	5,387,377					5,528,663					5,580,816
(a)	As of December 31, 2024, additions to construction in progress and in-transit units primarily relate to (i) mine support equipment (US$109.3 million), (ii) projects associated with the construction of new in-pit crusher and improvements to existing crushers (US$71.8 million), (iii) tailings dam projects (US$74.2 million), (iv) projects associated with the capitalization of main components of the mine’s heavy equipment (US$49.9 million), (v) belt replacement projects (US$10.8 million) and (vi) expansion of a leach pad (US$7.9 million).

As of December 31, 2023, additions to construction in progress and in-transit units primarily relate to (i) mine support equipment (US$80.2 million), (ii) tailings dam projects (US$52.5 million), (iii) projects associated with the capitalization of main components of the mine’s heavy equipment (US$42.9 million), (iv) expansion of a leach pad (US$36.1 million), and (v) a direct flotation reactor technology project (US$21.8 million).

(b)Set out below are the carrying amounts of right-of-use assets recognized and the movements as of December 31, 2024 and 2023:

	December 31,				December 31,			December 31,
	2023	Additions	Disposals	Transfers	2023	Additions	Disposals	2024
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)
Cost
Land	10,491	—	—	—	10,491	59	—	10,550
Buildings and other constructions	56,521	2,283	(591)	—	58,213	741	(873)	58,081
Machinery and equipment	30,344	1,663	(523)	(409)	31,075	678	(537)	31,216
	97,356	3,946	(1,114)	(409)	99,779	1,478	(1,410)	99,847

Accumulated depreciation
Land	6,213	1,661	—	—	7,874	1,673	—	9,547
Buildings and other constructions	21,750	6,205	(591)	—	27,364	6,210	(804)	32,770
Machinery and equipment	11,888	3,251	(523)	(123)	14,493	3,269	(538)	17,224
	39,851	11,117	(1,114)	(123)	49,731	11,152	(1,342)	59,541

Net cost	57,505				50,048			40,306

(c)   In 2023, adjustments primarily relate to the depreciation of assets whose depreciation method was changed from UOP to straight-line basis.